FINANCIAL EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL EXPENSES
Total financial expenses	$ 244.6	$ 232.1	$ 208.5
Third parties
FINANCIAL EXPENSES
Interest on long-term debt	235.3	228.0	204.3
Amortization of financing costs	5.8	6.1	5.8
Interest on lease liabilities	5.3	5.4	4.9
Interest on net defined benefit liability	3.1	5.4	4.4
Loss (gain) on foreign currency translation of short-term monetary items	2.8	(1.1)	(2.1)
Other	0.5	(3.7)	(0.9)
Total financial expenses	252.8	240.1	216.4
Affiliated corporations
FINANCIAL EXPENSES
Interest expense	182.5	175.5	167.0
Dividend income	(184.4)	(177.4)	(168.8)
Interest on lease liabilities	1.5	1.7	1.8
Interest income	(7.8)	(7.8)	(7.9)
Total financial expenses	$ (8.2)	$ (8.0)	$ (7.9)